Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

	(a)	(b)	(c)	(d)	(e)	(f)	(g)
Name	Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non -PEO NEOs	Average Compensation Actually paid to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Income available to CNET Common Shareholder (in thousands)
Handong Cheng	2024	$21,062	$21,062	$-	$-	$21	$(3,761)
(Principal Executive Officer and Principal Financial Officer)	2023	$29,601	$29,601	$-	$-	$37	$(5,974)

(1)	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year.

(2)

Pursuant to rules of the SEC, the illustration assumes $100 was invested on December 31, 2022 in our Common Stock. Historic common share price performance is not necessarily indicative of future common share price performance.

PEO Total Compensation Amount	$ 21,062	$ 29,601
PEO Actually Paid Compensation Amount	$ 21,062	29,601
Adjustment To PEO Compensation, Footnote

To calculate the amounts reported in the “Compensation Actually Paid” columns in the table above, the following amounts were deducted from and added to (as applicable) our NEOs total compensation as reported in the Summary Compensation Table (“SCT”) for our named executive officers as of December 31, 2024:

			Less:	Plus:	Plus (less):
		(a)	(b)	(c)	(d)	(e)	(f)	(g)
Name	Fiscal Year	SCT Total	SCT Share Awards	Fair Value of Restricted Shares Units ("RSU") Granted in the Covered Year	Change in Fair Value of Unvested RSUs from Covered Years	Fair Value of RSU Granted and Vested in the Covered Year	Change in Fair Value of RSUs from Prior Years that Vested in the Covered Year	Change in Fair Value of Unvested RSUs from the Prior Years	Compensation Actually Paid

Handong Cheng	2024	$21,062	$-	$-	$-	$-	$-	$-	$21,062
Principal Executive Officer and Principal Financial Officer)	2023	$29,601	$-	$-	$-	$-	$-	$-	$29,601

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)

Represents the grant date fair value of the share awards during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes. No restricted shares were issued to the named PEO or NEOs in fiscal 2024 or 2023. No stock options were granted to the named PEO or NEOs in fiscal 2024 or 2023.

(c)

Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested RSUs granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)

Represents the change in fair value during the indicated fiscal year of each RSU that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)	No RSUs were granted and vested to the PEO or NEOs during fiscal 2024 or 2023.

(f)

Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each RSU that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)

Represents the average amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of equity awards granted in prior years that were unvested as of year-end of the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 0	0
Non-PEO NEO Average Compensation Actually Paid Amount	0	0
Total Shareholder Return Amount	21	37
Net Income (Loss)	(3,761,000)	(5,974,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Fair Value of Restricted Shares Units (RSU) Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value of Unvested RSUs from Covered Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Fair Value of RSU Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value of Unvested RSUs from the Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Change in Fair Value of RSUs from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0